Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Operating Leases
Non-cancelable operating lease rentals are payable as follows:

	December 31,	December 31,
	2016	2017
	NIS millions	NIS millions
Less than one year	274	275
Between one and five years	570	573
More than five years	103	70
	947	918